UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23778

        ARK Venture Fund

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
         St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
        Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK VENTURE FUND
SEMI-ANNUAL REPORT
JANUARY 31, 2023
INVESTING AT THE PACE OF INNOVATION
ARK Venture Fund (ARKVX)
ARK Invest | 200 Central Avenue, Suite 220, St. Petersburg, FL 33701 | 888.511.2347 | info@ark-invest.com | ark-ventures.com

Shareholder Letter
(Unaudited)
Dear Shareholder:
This Semi-Annual Report for the ARK Venture Fund (the “Fund”) covers the period from September 1, 2022 through January 31, 2023.
ARK Investment Management LLC (“ARK” or the “Adviser”), the investment adviser to the Fund specializes in thematic investing in disruptive innovation. The Fund is an actively managed, closed-end interval fund that invests not only in public and private companies focused on technologically enabled innovation but also, selectively, in other venture capital funds. Importantly, we aim to democratize venture capital, enabling any investor with a minimum of  $500 to invest in private and public companies that we believe are going to change the way the world works, without encountering qualification or accreditation thresholds. In addition, the Fund expects to offer liquidity equal to 5% of NAV (net asset value) on a quarterly basis.
According to our estimates, the market value associated with disruptive innovation could account for the majority of the global equity market capitalization by 2030.
Despite the growth potential of disruptive innovation, the 2022 bear market obscured many disruptive breakthroughs. But innovation continued apace. ChatGPT, a version of GPT-3 tuned for conversation dialogue, already scores above the national average on SAT questions, highlighting the power of AI. In the UK, a research hospital used an advanced version of gene-editing called base-editing to cure a 12-year-old girl with leukemia who had failed dozens of therapies. SpaceX launched 61 Falcon9 rockets, reusing the last one within 21 days, compared to 356 days for the first one. In our view, companies sacrificing short-term profitability to invest heavily in innovative technologies have exponential and highly profitable long-term growth opportunities.
In the face of market headwinds and media criticism, these breakthroughs are corroborating our original research and boosting our confidence that ARK’s strategies are on the right side of change. Disruption can surface in surprising forms and at unexpected times. Innovation solves problems and has historically gained share during turbulent times.
We view the private markets at the “tip of the spear” for disruptive innovation. MosaicML, a Fund portfolio company, is improving the efficiently or AI model training by up to 7x, while Freenome, another Fund portfolio company, is applying deep learning to the important task of early cancer detection.
Unfortunately, we believe most investors are “short” venture capital. According to ARK’s research, venture capital still is in early days for three reasons:
1.
In 2021, the $128 billion invested in venture capital represented only 0.12% of the capitalization of global public equity markets. In our view, innovation is likely to disrupt many of the companies that make up the $105 trillion in global public equity market cap, ceding significant share to startups and venture capital.

2.
According to our research, disruptive innovation will scale exponentially during the next decade. Startups and venture capitalists are likely to capture a share of that value creation.

3.
Because the tech and telecom bust in the early 2000s and the Global Financial Crisis in 2008-09 precipitated Sarbanes-Oxley and other regulations that have burdened public companies, startups are choosing to stay private longer than historically has been the case. Previously, many startups raised two to three rounds of venture capital and then went public at ~$100 million valuations. Today, startups like Stripe and SpaceX have raised many private rounds and have scaled to $100+ billion valuations. Facilitating liquidity for employees and other shareholders, secondary markets have created even more capacity for venture capital.

The Fund’s investment mandate is similar to our flagship ETF, ARKK, but expands the opportunity set into the private markets. Like our public equity strategies, our top-down and bottom-up research is the lens through which we screen and select investments. We believe our differentiated value proposition combined with our network of co-investors, public companies, founders, and academics offers access to the most promising private technology companies.
On the following pages, you will find information relating to your ARK Venture Fund investment. If you have any questions, I encourage you to contact our distribution partner Titan or ARK directly. You can find additional information, including our daily portfolio holdings, on the Fund’s website located at: www.ark-ventures.com
We appreciate the opportunity to help you meet your investment goals and thank you for enabling us to invest for you at the pace of innovation!
Sincerely,
Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Sector Diversification (as a percentage of total investments)
January 31, 2023 (Unaudited)
ARK Venture Fund (ARKVX)

■	Information Technology	39.2%
■	Health Care	17.6
■	Communication Services	15.9
■	Consumer Discretionary	8.9
■	Money Market Fund	6.8
■	Industrials	6.2
■	Financials	5.4
		100.0

Schedule of Investments
ARK Venture Fund
January 31, 2023 (Unaudited)
	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES – 56.5%
AUTOMOBILES – 6.4%
Tesla, Inc.*	4,752	$749,341	$823,142
BIOTECHNOLOGY – 7.6%
Beam Therapeutics, Inc.*	2,890	111,317	125,571
CRISPR Therapeutics AG (Switzerland)*	6,113	284,085	311,885
Exact Sciences Corp.*	3,844	162,283	259,547
Prime Medicine, Inc.*	15,679	281,979	275,637
		839,664	972,640
CAPITAL MARKETS – 5.5%
Coinbase Global, Inc., Class A*	11,934	554,582	697,900
ENTERTAINMENT – 8.6%
ROBLOX Corp., Class A*	14,472	492,360	538,503
Roku, Inc.*	9,871	529,972	567,583
		1,022,332	1,106,086
HOTELS, RESTAURANTS & LEISURE – 2.6%
DraftKings, Inc., Class A*	22,316	322,357	334,517
IT SERVICES – 10.4%
Block, Inc.*	4,312	268,501	352,376
Shopify, Inc., Class A (Canada)*	5,026	160,933	247,631
Twilio, Inc., Class A*	12,289	689,540	735,374
		1,118,974	1,335,381
LIFE SCIENCES TOOLS & SERVICES – 2.2%
10X Genomics, Inc., Class A*	6,069	217,400	284,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%
NVIDIA Corp.	1,822	240,600	355,964
SOFTWARE – 10.4%
UiPath, Inc., Class A*	21,362	279,063	328,120
Unity Software, Inc.*	10,824	360,237	384,469
Zoom Video Communications, Inc., Class A*	8,237	649,608	617,775
		1,288,908	1,330,364
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		6,354,158	7,240,205
	Acquisition Date	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PRIVATE COMPANIES – 12.7%
ENTERTAINMENT – 2.1%
Discord, Inc.*(a)(b)	11/14/22	960	$360,000	$264,000
INTERNET – 5.4%
X Holdings, Inc. (Twitter)*(a)(b)	10/28/22	1,000	1,000,000	689,299
SOFTWARE – 5.2%
Epic Games, Inc.*(a)(b)(c)	9/23/22	874	665,525	665,528
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			2,025,525	1,618,827
	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES – 11.2%
HEALTHCARE PRODUCTS – 8.1%
Freenome, Inc.*(a)(b)	9/23/22	85,711	$999,990	$1,031,103
TRANSPORTATION – 3.1%
Flexport, Inc.*(a)(b)	9/23/22	29,629	404,992	413,028
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			1,404,982	1,444,131
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 14.1%
COMMERCIAL SERVICES – 3.1%
Chipper Cash*(a)(b)	9/23/22	400,000	400,000	400,000
SOFTWARE – 11.0%
MosaicML*(a)(b)	9/23/22	400,000	400,000	400,000
Replit, Inc.*(a)(b)	1/23/23	1,000,000	1,000,000	1,000,000
			1,400,000	1,400,000
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			1,800,000	1,800,000
	Shares/ Principal/Units	Cost	Value
MONEY MARKET FUND – 6.9%
Dreyfus Government Cash Management, 4.23%(d)	879,682	879,682	$879,682
TOTAL INVESTMENTS – 101.4%		12,464,347	12,982,845
Liabilities in Excess of Other Assets – (1.4)%			(181,626)
Net Assets – 100.0%			$12,801,219

*
Non-income producing security

(a)
Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.

(b)
Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of January 31, 2023, total investments in restricted securities were $4,862,958 and are classified as Level 3.

(c)
These securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.

(d)
Rate shown represents annualized 7-day yield as of January 31, 2023.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Venture Fund
January 31, 2023 (Unaudited)
Fair value measurements
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s investments, at fair value, as of January 31, 2023:
Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks in Public Companies*	$7,240,205	$—	$—	$7,240,205
Simple Agreement to Purchase Equity in Private Companies*	—	—	1,800,000	1,800,000
Common Stocks in Private Companies*	—	—	1,618,827	1,618,827
Preferred Stocks in Private Companies*	—	—	1,444,131	1,444,131
Money Market Fund	879,682	—	—	879,682
Total	$8,119,887	$—	$4,862,958	$12,982,845

*
All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting year. As of January 31, 2023, the reconciliation of assets is as follows:
	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Total
Balance as of September 1, 2022*	$—	$—	$—	$—
Purchases	2,025,525	1,404,982	1,800,000	5,230,507
Sales	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Net Realized Gain (Loss)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(406,698)	39,149	—	(367,549)
Balance as of January 31, 2023	$1,618,827	$1,444,131	$1,800,000	$4,862,958
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of January 31, 2023	(406,698)	39,149	1,800,000	(367,549)

*
Commencement of operations

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2023:
Asset Type	Fair Value as of January 31, 2023	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Simple Agreement to Purchase Equity in Private Companies	$1,800,000	Market Approach	Precedent Transactions	Increase	N/A	N/A
Common Stocks in Private Companies	1,618,827	Market Approach	Precedent Transactions	Increase	N/A	N/A
		Market Approach	Revenue Discount	Decrease	34%	34%
		Market Approach	Enterprise Value/Adj EBITDA	Increase	38.9	38.9
		Market Approach	Calibration	Increase	6.80%	6.80%
Preferred Stocks in Private Companies	1,444,131	Market Approach	Precedent Transactions	Increase	N/A	N/A
		Market Approach	Calibration	Increase	3.2% – 3.3%	3.23%

*
Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
ARK Venture Fund
January 31, 2023 (Unaudited)
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$12,982,845
Receivables:
Capital shares sold	82,405
Dividends	4,929
Prepaid expenses	7,427
Total Assets	13,077,606
LIABILITIES:
Payables:
Management fees (Note 3)	27,140
Other accrued expenses	249,247
Total Liabilities	276,387
NET ASSETS	$12,801,219
NET ASSETS CONSIST OF:
Paid-in capital	$12,780,946
Total distributable earnings	20,273
NET ASSETS	$12,801,219
Shares outstanding, no par value (unlimited shares authorized)	666,490
Net asset value, per share	$19.21
Investments in non-affiliated securities at cost	$12,464,347
See accompanying Notes to Financial Statements.

Statement of Operations
ARK Venture Fund
For the Period Ended January 31, 2023(1) (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$27,501
Total Income	27,501
EXPENSES:
Professional fees	129,102
Custody and administration fees	117,440
Management fees (Note 3)	90,030
Consulting fees	83,975
Trustee fees	34,095
Other expenses	71,084
Total Expenses	525,726
Net Investment Loss	(498,225)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net Change in unrealized appreciation on:
Investments in non-affiliated securities	518,498
Net realized and unrealized gain on investments	518,498
Net Increase in Net Assets Resulting From Operations	$20,273

(1)
For the period September 1, 2022 (commencement of operations) to January 31, 2023.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
ARK Venture Fund
For the Period Ended January 31, 2023(1) (Unaudited)
OPERATIONS:
Net investment loss	$(498,225)
Net change in unrealized appreciation on investments	518,498
Net increase in net assets resulting from operations	20,273
SHAREHOLDER TRANSACTIONS:
Proceeds from Shares sold	12,680,946
Net increase in net assets resulting from shareholder transactions	12,680,946
Increase in net assets	12,701,219
NET ASSETS:
Beginning of period	100,000
End of period	$12,801,219
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000
Shares sold	661,490
Shares outstanding, end of period	666,490

(1)
For the period September 1, 2022 (commencement of operations) to January 31, 2023.

See accompanying Notes to Financial Statements.

Statement of Cash Flows
ARK Venture Fund
For the Period Ended January 31, 2023(1) (Unaudited)
Cash flows used in operating activities:
Net increase in net assets resulting from operations	$20,273
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities:
Payments for purchases of investments	(11,584,665)
Payments for net purchases of short-term investment securities	(879,682)
Net change in unrealized gain on:
Investments in non-affiliated securities	(518,498)
(Increase) decrease in assets:
Proceeds from shares sold	(82,405)
Dividends and Interest	(4,929)
Prepaid expenses	(7,427)
Increase (decrease) in liabilities:
Management fees	27,140
Other accrued expenses	249,247
Net cash used in operating activities	$(12,780,946)
Cash flows provided by financing activities:
Proceeds from Shares sold	$12,680,946
Net cash provided by financing activities	$12,680,946
Net increase (decrease) in cash	$(100,000)
Cash:
Beginning of period	$100,000
End of period	$—

(1)
For the period September 1, 2022 (commencement of operations) to January 31, 2023.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Venture Fund
For a share outstanding throughout the period presented.
Period Ended January 31, 2023(1) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.99)
Net realized and unrealized gain on investments	0.20
Total loss from investment operations	(0.79)
Net asset value, end of period	$19.21
Total Return at Net Asset Value(3)	(3.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,801
Ratio to average net assets of:
Expenses	12.04%(5)
Net investment loss	(11.50)%(5)
Portfolio turnover rate	—%(6)

(1)
For the period September 1, 2022 (commencement of operations) to January 31, 2023.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
In March 2023, the Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through November 28, 2024 to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments, taxes, brokerage costs, acquired fund fees and expenses, expenses of litigation, indemnification, and shareholder meetings, organizational expenses, offering costs and extraordinary expenses) exceed 2.90% of the Fund’s average daily net assets (“Expense Limit”). The Expense Limitation Agreement will go into effect starting April 1, 2023. Pursuant to the Expense Limitation Agreement, the Adviser may receive reimbursement of any fees waived or excess expense payments paid by it pursuant to the Expense Limitation Agreement within three years of such payment, if such reimbursement can be achieved within the Expense Limit or the expense limit that was in effect at the time of the waiver, whichever is lower, and such repayment has been approved by the Board.

(6)
The Fund has not sold any investments during the period and therefore the portfolio turnover rate is 0%.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2023 (Unaudited)
1. Organization
ARK Venture Fund (the “Fund”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as a Delaware statutory trust on January 11, 2022 and commenced operations on September 1, 2022. Prior to September 1, 2022, the Fund had been inactive except for matters relating to the Fund's organization and accepting initial seed capital. The Fund operates as an “interval fund” and continuously offers its shares of beneficial interest (“Shares”). To provide liquidity, the Fund expects to make quarterly repurchase offers of 5% of the Fund’s outstanding Shares at net asset value pursuant to Rule 23c-3 of the 1940 Act. The Fund will make repurchase offers in the months of March, June, September and December and expects to make its initial repurchase offer in March 2023.
The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The Fund pursues this objective by investing its assets primarily in domestic and foreign equity securities of companies that are relevant to the Fund's investment theme of disruptive innovation. The Fund may invest, without limit, in privately placed or restricted securities, illiquid securities and securities in which no secondary market is readily available, including those of private companies and publicly traded securities. The Fund may also borrow money for investment purposes.
ARK Investment Management LLC serves as the Fund’s investment adviser (the “Adviser”) under an Investment Advisory Agreement (“Advisory Agreement”).
The Fund had no operations from its initial registration until the Fund’s respective commencement of operations date other than matters relating to its organization and registration and the sale and issuance to ARK Investment Management LLC of 5,000 Shares at an aggregate purchase price of  $100,000 in the Fund.
The Fund’s fiscal and tax reporting period is July 31.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Fund is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Fund:
Investment Valuation
The values of the Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available (as is generally the case with private companies) or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser which was selected by the Board of Trustees of the Fund (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. For direct investments in portfolio companies, management primarily uses the market approach to estimate the fair value of private companies. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors. Because of the uncertainty and judgement involved in the valuation of the portfolio company securities, which do not have a readily available market, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.
Investments in money market fund are valued at their NAV as of the close of each business day.

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.
Dividend Distributions
Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code.
Currency Translation
Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Management and Other Agreements
Management
Under the terms of the Advisory Agreement, the Adviser serves as the adviser to the Fund, subject to the general oversight of the Board of Trustees and is responsible for the day-to-day investment management of the Fund. The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 2.75% (“Management Fee”) in return for providing investment management services.
Organizational and Offering Cost
The Adviser incurred the Fund’s organizational and initial offering costs associated with the Fund’s continuous offering of Shares of $944,300. Pursuant to an expense reimbursement agreement between the Fund and the Adviser, the Fund will be obligated to reimburse the Adviser for any such payments within two years of the Adviser incurring such expenses subject to the limitation that a reimbursement (an “Adviser Reimbursement”) will be made only if and to the extent that: (i) the Fund’s net asset exceeds $50,000,000; and (ii) the Adviser Recoupment does not cause the Fund’s net assets to fall below $50,000,000. As of the date of this Report, the Fund’s net assets did not exceed $50,000,000 and therefore the Fund is currently not obligated to reimburse the Adviser for any such payments.
Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon is the administrator for the Fund, the custodian of the Fund’s assets and also provides transfer agency, fund accounting and various administrative services to the Fund (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution
The Fund’s Shares are continuously offered and distributed primarily by Foreside Fund Services, LLC (“Distributor”) and its associated persons through the Titan Platform which is owned by Titan Global Capital Management Inc (“Titan”). The Fund pays to the Distributor a distribution and/or service fee, payable monthly in arrears, at an annual rate of 0.65% of the average daily net assets of the Fund. The Distributor may pay Titan, its broker-dealer and investment adviser subsidiaries and other intermediaries up to the full amount of the Distribution and Service Fee.
Board of Trustees
Pursuant to the Declaration of Trust and bylaws, the Fund’s business and affairs are managed by the Adviser and subject to the oversight of the Board of Trustees, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. The Board consists

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
of four members, three of whom are considered Independent Trustees. The Trustees are elected by shareholders and are subject to removal or replacement in accordance with Delaware law and the Declaration of Trust. The Trustees serving on the Board were elected by the initial shareholder of the Fund. The Statement of Additional Information provides additional information about the Trustees.
Each Independent Trustee receives an annual retainer fee of  $25,000 for services provided as a Trustee of the Fund, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board, Audit and Nominating Committees each also receive an additional annual retainer fee of  $5,000, $2,500 and $2,500, respectively, for their service as such.
Line of Credit
On November 15, 2022, the Fund entered into a Credit Facility Agreement (“Facility”) with PNC Bank, National Association. The maximum amount of the borrowing under this Facility is the lesser of  $15,000,000 or the sum of  (i) 50% of the Fund’s Level 1 securities plus (ii) 100% of the Fund’s unrestricted cash. The purpose of the Facility is primarily to finance temporarily the repurchase of Shares of the Fund. The unused balance of the Facility bears commitment fees at an annual interest rate of 0.25%. Commitment fees for the period ended January 31, 2023 were $8,021 and are included within Other expenses in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the period ended January 31, 2023.
4. Shares of Beneficial Interest
The Fund is offering an unlimited number of Shares on a continuous basis. The minimum initial investment by a shareholder for the Shares is $500, while subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. Shares are being offered through the Distributor at an offering price equal to the Fund’s then current NAV per Share.
Since meeting the minimum offering requirement and commencing its continuous public offering through January 31, 2023, the Fund raised $1,000,000 of additional seed capital contributed by its Adviser in September 2022 and $2,100,000 raised in a private placement to feeder vehicles advised by the Adviser created to hold the Fund's Shares. As of January 31, 2023, the Adviser owned 55,454 Shares of the Fund.
5. Investment Transactions
The cost of purchases and the proceeds from sales of investment securities, excluding short-term obligations, for the period ended January 31, 2023 were $11,584,665 and $0, respectively.
6. Federal Income Tax
The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The management of the Fund is required to analyze all open tax years, including the year of inception, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities.
As of January 31, 2023, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
ARK Venture Fund	$12,464,347	$968,366	$(449,868)	$518,498
7. Repurchase Offers
The Fund is an “interval fund,” a type of fund which, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). In connection with any given repurchase offer, the Fund expects to make quarterly repurchase offers of 5% of the Fund’s outstanding Shares at net asset value. Quarterly repurchases occur in the months of March, June,

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
September and December and expects to make its initial repurchase offer in March 2023. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) is sent to Shareholders at least 21 and not more than 42 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline, but it will in any case be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date but it will in any case distribute such payment no later than seven calendar days after such date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.
8. Indemnification Obligations
The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Investment Risks
The Fund’s prospectus contains additional information regarding the risks associated with an investment in the Fund.
Privately Held Company Risk: The Fund invests in privately held companies. Investments in privately held companies involve a number of significant risks, including the following: these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral; they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns; they typically depend on the management talents and efforts of a small group of persons; there is generally little public information about these companies and these companies and their financial information are not subject to the Securities Exchange Act and other regulations that govern public companies, and there may be an inability to uncover all material information about these companies; they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; changes in laws and regulations, as well as their interpretations, may adversely affect their business, financial structure or prospects; and; they may have difficulty accessing the capital markets to meet future capital needs.
Valuation Risk: Because the Fund may invest a significant portion of its assets in non-publicly traded securities, there will be uncertainty regarding the value of the Fund’s investments, which could adversely affect the determination of the Fund’s net asset value. Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment.
Market Risk: The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures (including exchanges of the Fund’s underlying securities), infectious disease outbreaks or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

Notes to Financial Statements (concluded)
January 31, 2023 (Unaudited)
In February 2022, Russia began engaging in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.
Concentration Risk: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. To the extent that the Fund continues to be concentrated in groups of industries in the technology sector, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
10. New Accounting Pronouncement
In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also introduce new disclosure requirements related to such equity securities. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted. Management is currently evaluating the impact of this ASU on the Fund’s financial statements.
11. Subsequent Events
Expense Limitation Agreement
In March 2023, the Adviser and the Fund entered into an Expense Limitation Agreement under which the Adviser has agreed contractually through November 28, 2024 to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments, taxes, brokerage costs, acquired fund fees and expenses, expenses of litigation, indemnification, and shareholder meetings, organizational expenses, offering costs and extraordinary expenses) exceed 2.90% of the Fund’s average daily net assets (“Expense Limit”). The Expense Limitation Agreement will go into effect starting April 1, 2023. Pursuant to the Expense Limitation Agreement, the Adviser may receive reimbursement of any fees waived and/or excess expense payments paid by it pursuant to the Expense Limitation Agreement within three years of such waiver and/or payment, if such reimbursement can be achieved within the Expense Limit or the expense limit that was in effect at the time of the waiver and/or payment, whichever is lower, and such reimbursement has been approved by the Board.
Voluntary Reimbursement
On March 31, 2023, the Adviser agreed to voluntarily reimburse the Fund $448,000, which had the effect of lowering the Fund’s net expense ratio from commencement of operations through March 31, 2023 to 2.90% of the Fund’s average daily net assets.
Distribution Agreement
In March 2023, the Fund amended and restated its Distribution and Service Plan (the “Plan”) and its related Distribution Agreement to reduce the compensation paid to the Distributor to an annual rate of 0.15% of the average daily net assets of the Fund. The compensation will be calculated and accrued daily and payable monthly. The amended and restated Plan and Distribution Agreement will go into effect starting April 1, 2023.
Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK Venture Fund files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for the Fund for the first and third quarters of each fiscal year. The ARK Venture Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling 888-511-2347. In addition, ARK Venture Fund’s portfolio holdings are available on our website, www.ark-ventures.com. The ARK Venture Fund intends to publish complete portfolio holdings for the Fund as of the end of each month subject to a 1 business-day lag between the date of the information and the date on which the information is disclosed and further subject to certain portfolio holdings being anonymized until such holdings are required to be disclosed in a shareholder report or a N-PORT filing.
Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK Venture Fund, is available without charge, upon request, by calling 888-511-2347 collect or visiting our website at www.ark-ventures.com or the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Record. The ARK Venture Fund files with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling 888-511-2347 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Risks Involved with Investing in the Fund (Unaudited)

This report should be read in conjunction with the Fund’s prospectus.
The principal risks of investing in the ARK Venture Fund include:
Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Disruptive Innovation Risk: Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal impediments attributable to competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company
Repurchase Program Risk: Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.
Communications Sector Risk: The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.
Cyber Security Risk: As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with

Risks Involved with Investing in the Fund (Unaudited)

cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Financial Technology Risk: Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal impediments attributable to competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A FinTech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
Future Expected Genomic Business Risk: The Adviser may invest some of the Fund’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.
Health Care Sector Risk: The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.
A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.
Information Technology Sector Risk: The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
Internet Company Risk: Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product

Risks Involved with Investing in the Fund (Unaudited)

obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Issuer Risk: Because the Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Large-Capitalization Companies Risk: Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.
Leverage Risk: The use of leverage can create risks. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.
Management Risk: The Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Micro-Capitalization Companies Risk: Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Next Generation Internet Companies Risk: The risks described below apply, in particular, to the Fund’s investment in Next Generation Internet Companies.
Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.
Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock

Risks Involved with Investing in the Fund (Unaudited)

popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.
Small- and Medium-Capitalization Companies Risk: Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
Tax Risk: To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Unlisted Shares: Unlike many closed-end funds, the Fund’s Shares will not be listed on any securities exchange which exposes the Shares to liquidity risk.

ARK Venture Fund 2023 15(c) Disclosure (Unaudited)

Board Approval of Advisory Agreement
Under section 15(c) of the Investment Company Act of 1940 (“1940 Act”), the ARK Venture Fund’s (“Fund”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) (“Independent Trustees”), is required to consider whether to approve the proposed Investment Advisory Agreement between ARK Investment Management LLC (“ARK”) and the Fund (the “Advisory Agreement”). At a meeting held via video conference on April 27, 2022 (“Meeting”), the Independent Trustees and their counsel reviewed and discussed information provided by ARK that they determined was reasonably necessary to evaluate the terms of the proposed Advisory Agreement. The Independent Trustees also considered other information previously provided to the Board by ARK as part of its evaluation process. Prior to voting on the entering into of the Advisory Agreement, the Independent Trustees met in executive session with ARK’s senior management and also met in a private session with their counsel at which time no representatives of management were present.
After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the Advisory Agreement on behalf of the Fund. The determination made by all of the Trustees to approve the Advisory Agreement was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with their evaluation of the proposed Advisory Agreement. In approving the Advisory Agreement for the Fund, the following factors were considered by the Trustees, and no one factor was determinative:
(a) Nature, Extent and Quality of Services to be Provided to the Fund. The Trustees considered the nature, extent and quality of the services that ARK would provide to the Fund under the Advisory Agreement, including: (i) the qualifications of the portfolio manager, analysts and other key investment personnel of ARK who would provide the investment advisory services to the Fund; and (ii) the terms of the Advisory Agreement. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the Advisory Agreement. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, compliance and legal personnel and ARK’s proposed management of the operations of the Fund.
Based on these and other factors, the Trustees concluded that the nature, extent and quality of the investment advisory services that were expected to be provided to the Fund by ARK pursuant to the Advisory Agreement were satisfactory and supported the decision of the Trustees to approve the Advisory Agreement with respect to the Fund.
(b) Performance Relative to Comparable Funds Managed by ARK and Relevant Market Indices. The Trustees considered the investment performance of ARK, including, composite performance data showing ARK’s capabilities in managing accounts that use an investment strategy similar to that proposed for the Fund. The Board also considered information comparing ARK’s composite performance data to relevant benchmarks. The Board also considered the limitations of any such performance comparisons, noting the differences between the Fund and the accounts included in the composite.
Based on these considerations, the Board concluded that it was satisfied that ARK has the capability to manage the Fund’s assets in accordance with the Fund’s proposed investment objectives and strategies and that ARK’s proposed investment strategies are appropriate for pursuing the Fund’s proposed investment objectives.
(c) Proposed Fees and Estimated Expenses. The Board (i) reviewed the advisory fee rate proposed to be paid to ARK under the Advisory Agreement and the estimated total expense ratio of the Fund assuming a certain level of Fund assets and (ii) reviewed information provided by ARK regarding the advisory fee rates paid by the funds in an expense peer group. The Board concluded that the proposed advisory fee rate and estimated total expense ratio for the Fund were acceptable as compared to peer funds. The Board also noted that the Independent Trustees held multiple executive sessions prior to the Meeting and had met with an independent data provider to discuss the proposed fees and estimated expenses.
The Board also noted that ARK did not currently manage any other funds that had investment policies and strategies that are substantially similar to those proposed for the Fund and, accordingly, no comparison of the Fund’s fees to those of other proprietary funds managed by ARK with comparable investment strategies could be made at this time.
Based on their review of the comparative fee and expense data and the other factors considered, the Trustees concluded that the advisory fee to be paid by the Fund was reasonable considering the services to be provided by ARK to the Fund.
(d) Potential Economies of Scale. The Trustees then considered the potential growth of the Fund and information regarding whether the Advisory Agreement adequately addresses economies of scale with respect to providing advisory services to the Fund. The Trustees considered that, given (1) the complexity and time required to manage and monitor the types of private company securities in which the Fund would invest, (2) the resource intensive nature of acquiring and disposing of certain of the Fund’s expected investments in the primary markets, and

ARK Venture Fund 2023 15(c) Disclosure (Unaudited)

(3) the limited size of certain individual transactions, any growth in the Fund’s assets would be expected to require additional investment resources, including personnel, and therefore generally would not meaningfully reduce the per unit cost of managing the portfolio. Based on the foregoing, the Trustees concluded that the opportunity of the Fund to realize significant economies of scale is limited and that the lack of breakpoints in the fee structure was appropriate given the Fund’s proposed investment objectives and strategies.
(e) Anticipated Profitability of the Fund to ARK. In considering the proposed advisory fee schedule for the Fund, the Trustees reviewed information regarding ARK’s estimated costs to provide investment advisory services to the Fund and the anticipated profitability to ARK from the investment advisory services to be provided to the Fund. In evaluating ARK’s anticipated profitability, the Trustees also considered ARK’s representation that the level of the anticipated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to the Fund. The Board also noted that the actual profitability of the Fund to ARK would depend on the growth of the Fund’s assets under management. Based on these considerations, the Board concluded that the anticipated profits to be realized by ARK from its relationship with the Fund would not be excessive.
(f) Other Anticipated Benefits from ARK’s Relationship with the Fund. The Trustees considered other benefits to ARK that were anticipated to be derived from its relationship with the Fund. Because the Fund had not begun operations and had not paid any advisory fees to ARK, the Board concluded that these benefits were not a material factor that needed to be considered at the present time.
(g) Financial Resources of ARK. The Trustees considered whether ARK was financially sound and had the resources necessary to perform its obligations under the Advisory Agreement. The Trustees also reviewed and considered the organizational structure of ARK and the policies and procedures formulated and adopted by ARK for managing the Fund’s operations.
Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources to enable it to perform its obligations under the Advisory Agreement.
General Conclusion. After considering and weighing all of the above factors, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interests of the Fund and its future shareholders to approve the Advisory Agreement, including the advisory fee payable under the Advisory Agreement, which would remain in effect for two years, and thereafter must be approved annually by the Board to continue in effect. In reaching this conclusion, the Board did not give particular weight to any single factor set forth above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the Advisory Agreement with respect to the Fund for an initial two-year period.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue, Suite 220
St. Petersburg, FL 33701
Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Titan Capital Management Inc
1500 J Street
Modesto, CA 95354
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of their management, and other information.
ARK Invest | 200 Central Avenue, Suite 220, St. Petersburg, FL 33701 | 888.511.2347 | info@ark-invest.com | ark-ventures.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK Venture Fund

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 31, 2023

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	March 31, 2023

* Print the name and title of each signing officer under his or her signature